Other expenses (income) - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finance Income [Abstract]
Interest income	$ (1,040)	$ (27)
Loss on sale of short term investments	338	0
Interest income	(702)	(27)
Other - Other Expense (Income) [Abstract]
Revaluation adjustment on contingent consideration (note 9)	(502)	(1,630)
Foreign exchange loss (gain) and other	4	(26)
Loss (gain) on disposal of equipment	1	(19)
Share issue costs allocated to derivative warrants (note 10)	0	655
Other expense (income), classified under other expense (income)	507	2,240
Other expense (income) (note 13)	$ 195	$ (2,213)